Stock Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement [Text Block]
NOTE 11 – STOCK-BASED COMPENSATION
Equity Incentive Plan
The Company increased the number of shares available for issuance under its 2012 Equity Incentive Plan (as amended, the “Plan”) from 850,000 to 1,200,000 in December 2019, which was approved by the Company’s shareholders in December 2019. The plan provides for the issuance of up to 1,200,000 shares. The Plan provides for grants of stock options, stock appreciation rights, restricted stock, other stock-based awards and other cash-based awards. As of June 30, 2020, the remaining shares of common stock available for future issuances of awards was increased due to forfeitures to 560,260.
Stock options generally vest and become exercisable with respect to 100% of the common stock subject to such stock option on the third (3rd) anniversary of the date of grant. Any unvested portion of a stock option shall expire upon termination of employment or service of the participant granted the stock option, and the vested portion shall remain exercisable in accordance with the provisions of the Plan.
Stock-Based Compensation
Stock-based compensation consists of expenses related to the issuance of stock options and restricted stock. Stock-based compensation expenses were $9 and $28 for the three months ended June 30, 2020 and 2019, respectively, and $18 and $71 for the six months ended June 30, 2020 and 2019, respectively.
On March 31, 2020, the Company issued 172,727 shares of its common stock with a fair value of $209 to members of its board of directors in connection with 2019 services. These restricted shares vested immediately upon issuance.

NOTE 11 – STOCK COMPENSATION
Equity Incentive Plan
The Company increased the number of shares available for issuance under its 2012 Equity Incentive Plan (as amended, the “Plan”) from 850,000 to 1,200,000 in December 2019, which was approved by the Company’s shareholders in December 2019. The plan provides for the issuance of up to 1,200,000 shares. The Plan provides for grants of stock options, stock appreciation rights, restricted stock, other stock-based awards and other cash-based awards. As of December 31, 2019, the remaining shares of Common Stock available for future issuances of awards was 592,260. The Company granted an aggregate of 30,000 options to purchase restricted Common Stock to certain directors prior to the adoption of the Plan.
Stock options generally vest and become exercisable with respect to 100% of the Common Stock. subject to such stock option on the third (3rd) anniversary of the date of grant. Any unvested portion of a stock option shall expire upon termination of employment or service of the participant granted the stock option, and the vested portion shall remain exercisable in accordance with the provisions of the Plan.
Stock Options
The following table summarizes stock option activity for the years ended December 31, 2019 and 2018:

	Shares Under Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Balance at December 31, 2017	561,740	$7.32	5.65
Options granted	57,000	4.00
Options forfeited	(20,000)	4.00
Balance at December 31, 2018	598,740	$6.76	5.87
Options granted	72,000	2.00
Options forfeited	—	—
Balance at December 31, 2019	670,740	$5.57	6.27
The weighted average grant date fair value of stock options granted during 2019 and 2018 was $1.25 and $0.39, respectively. The following table summarizes the assumptions used to value stock options granted in 2019 and 2018 using a Black-Scholes model:

	2019	2018
Risk-free interest rate	2.38%	2.38%
Expected volatility	100%	100%
Expected forfeiture rate	—%	—%
Expected term (years)	6	6
Expected dividend yield	—%	—%
The risk-free rate is based on the U.S. Treasury rate for a note with a similar term in effect at the time of the grant. The expected volatility is based on the volatility of the Company’s historical stock prices.
At December 31, 2019 and 2018, the exercisable options had no intrinsic value.
The following table summarizes information about options outstanding and exercisable at December 31, 2019 that were granted under the Plan:

Options Outstanding			Options Exercisable
Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life	Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life
$2.00	72,000	9.00	$2.00	36,500	9.00
$4.00	337,000	8.00	$4.00	337,000	8.00
$8.60	16,000	5.19	$8.60	16,000	5.19
$10.00	40	3.89	$10.00	40	3.89
$12.10	30,000	5.35	$12.10	30,000	5.35
$12.50	81,700	5.42	$12.50	67,278	5.42
$13.45	2,000	5.47	$13.45	1,000	5.47
$13.50	12,000	5.49	$13.50	10,562	5.49
$17.50	100,000	4.11	$17.50	100,000	4.11
$32.00	15,000	1.54	$32.00	15,000	1.54
$34.50	5,000	1.57	$34.50	5,000	1.57
	670,740			618,380
As of December 31, 2019, 618,380 options have vested and 51,620 options remain unvested. The vesting terms range from 4.5 to 9 years and the vested options have a weighted average remaining term of 4.7 years and a weighted average exercise price of $5.57 per share.
Restricted Stock
The following table summarizes restricted stock awards activity for the years ended December 31, 2019 and 2018:

	Shares	Weighted Average Grant Date Share Price
Restricted stock awards unvested at December 31, 2017	1,250	$1.02
Granted	63,137	1.36
Vested	(64,387)	1.30
Restricted stock awards unvested at December 31, 2018	—	—
Granted	145,700	$1.42
Vested	(145,700)	$1.42
Restricted stock awards unvested at December 31, 2019	—	—